INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of movement in components of deferred tax assets and liabilities
The movements of the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2017	Recognized in Earnings	Recognized in Other Comprehensive Income	Acquisition	Equity	Other	Balance at December 31, 2018
Deferred income tax assets
Derivative financial instruments	11	(29)	—	—	—	—	(18)
Employee benefits	7	—	2	—	—	—	9
Share-based payments	21	5	—	—	—	—	26
Provisions	153	3	—	—	—	—	156
Benefit of loss carryforwards	180	(33)	—	(7)	—	13	153
Other deductible temporary differences	56	16	—	—	(4)	—	68

Deferred income tax liabilities
Property, plant and equipment	(1,361)	(299)	—	—	—	—	(1,660)
Intangible assets	(198)	80	—	—	—	—	(118)
Investments in equity accounted investees	(1,173)	(89)	—	—	—	—	(1,262)
Taxable limited partnership income deferral	(56)	(66)	—	—	—	—	(122)
Other taxable temporary differences	(16)	18	—	—	—	(8)	(6)
Total deferred tax liabilities	(2,376)	(394)	2	(7)	(4)	5	(2,774)

($ millions)	Balance at December 31, 2016	Recognized in Earnings	Recognized in Other Comprehensive Income	Acquisition	Equity	Other	Balance at December 31, 2017
Deferred income tax assets
Derivative financial instruments	20	(9)	—	—	—	—	11
Employee benefits	8	—	(1)	—	—	—	7
Share-based payments	12	9	—	—	—	—	21
Provisions	133	12	—	8	—	—	153
Benefit of loss carryforwards	90	(57)	—	137	—	10	180
Other deductible temporary differences	41	12	—	11	(3)	(5)	56

Deferred income tax liabilities
Property, plant and equipment	(1,193)	(243)	—	75	—	—	(1,361)
Intangible assets	(150)	(6)	—	(42)	—	—	(198)
Investments in equity accounted investees	(6)	190	—	(1,357)	—	—	(1,173)
Taxable limited partnership income deferral	(25)	4	—	(35)	—	—	(56)
Other taxable temporary differences	(10)	(6)	—	—	—	—	(16)
Total deferred tax liabilities	(1,080)	(94)	(1)	(1,203)	(3)	5	(2,376)

Disclosure of reconciliation of effective tax rate
The Company's consolidated statutory tax rate for the year ended December 31, 2018 was 27 percent (2017: 27 percent).
Reconciliation of effective tax rate

For the years ended December 31
($ millions, except as noted)	2018	2017
Earnings before income tax	1,742	1,025
Statutory tax rate	27%	27%
Income tax at statutory rate	470	277
Tax rate changes on deferred income tax balances	(1)	1
Changes in estimate and other	(6)	18
U.S. Tax Reform	—	(166)
Permanent items	1	12
Income tax expense	464	142

Disclosure of income tax expense
Income tax expense

For the years ended December 31
($ millions)	2018	2017
Current tax expense	70	48
Deferred tax expense
Origination and reversal of temporary differences	378	286
Tax rate changes on deferred tax balances	(1)	(191)
Decrease (increase) in tax loss carry forward	17	(1)
Total deferred tax expense	394	94
Total income tax expense	464	142

Disclosure of deferred tax items recovered directly in equity
Deferred tax items recovered directly in equity

For the years ended December 31
($ millions)	2018	2017
Share issue costs	(4)	(3)
Other comprehensive income (loss)	2	(1)
Deferred tax items recovered directly in equity	(2)	(4)